Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets	$ 73.3	$ 100.9	$ 76.3
Liabilities	(148.5)	(172.1)	(196.4)
Derivatives designated as hedging instruments
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities			(39.9)
Derivatives designated as hedging instruments | Interest rate contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities			(12.8)
Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets	11.1
Liabilities	(29.2)	(32.8)	(27.1)
Derivatives not designated as hedging instruments
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets	62.2	100.9	76.3
Liabilities	(119.3)	(139.3)	(156.5)
Derivatives not designated as hedging instruments | Interest rate contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets	62.2	90.8	65.4
Liabilities	(116.9)	(137.7)	(143.9)
Derivatives not designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets		10.1	10.9
Liabilities	(2.4)	(1.6)	(0.7)
Derivatives not designated as hedging instruments | Forward-starting interest rate contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities			$ (11.9)